Cover	Apr. 13, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 13, 2026
Registrant Name	Lumen Technologies, Inc.
Entity Incorporation, State or Country Code	LA
Entity File Number	001-7784
Entity Tax Identification Number	72-0651161
Entity Address, Address Line One	100 CenturyLink Drive
Entity Address, City or Town	Monroe,
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	71203
City Area Code	318
Local Phone Number	388-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Central Index Key	0000018926
Amendment Flag	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, no-par value per share
Trading Symbol	LUMN
Security Exchange Name	NYSE
Preferred Stock Purchase Rights
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Level 3 Parent, LLC
Document Information [Line Items]
Registrant Name	Level 3 Parent, LLC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35134
Entity Tax Identification Number	47-0210602
Entity Address, Address Line One	931 14th Street
Entity Address, City or Town	Denver,
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	720
Local Phone Number	888-1000
Central Index Key	0000794323
Amendment Flag	false
Qwest Corporation
Document Information [Line Items]
Registrant Name	Qwest Corporation
Entity Incorporation, State or Country Code	CO
Entity File Number	001-03040
Entity Tax Identification Number	84-0273800
Entity Address, Address Line One	931 14th Street
Entity Address, City or Town	Denver,
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	318
Local Phone Number	388-9000
Central Index Key	0000068622
Amendment Flag	false
Qwest Corporation | 6.5% Notes Due 2056
Document Information [Line Items]
Title of 12(b) Security	6.5% Notes Due 2056
Trading Symbol	CTBB
Security Exchange Name	NYSE
Qwest Corporation | 6.75% Notes Due 2057
Document Information [Line Items]
Title of 12(b) Security	6.75% Notes Due 2057
Trading Symbol	CTDD
Security Exchange Name	NYSE